Basis of presentation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation
Percentage of decline in company's bookings compared to previous year	10.00%	3.00%
Working capital deficit	$ 83,900,000
Net deficit	(101,529,000)
Working capital surplus	$ 138,800,000
highly liquid investments ratio	1.6
Dividends paid in subsequent period	0.9
Hero Wars
Basis of presentation
Percentage of revenues	90.00%	90.00%	96.00%